Customer Accounts Receivable and Other Current Assets	12 Months Ended
Dec. 31, 2017
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Customer Accounts Receivable and Other Current Assets

Note 8: Customer Accounts Receivable and Other Current Assets

8.1 Customer Accounts Receivable and Related Receivables

	December 31,
	2015	2016	2017
	(thousands of Euros)
Accounts receivable	13	1,263	1,265
Valuation allowance	(13)	(13)	—

Total net value of accounts receivable	—	1,250	1,265

All the customer accounts receivable have payment terms of less than one year.

As of December 31, 2016, and 2017, the accounts receivable correspond primarily to the amounts due under collaboration agreement with Nestlé Health Science.

As of December 31, 2015, accounts receivable correspond primarily to the sales of Diallertest®. The Company discontinued its commercial partnership with respect to the product in the second half of 2015.

8.2 Other current assets

The other current assets are broken down as follows:

	December 31,
	2015	2016	2017
	(thousands of Euros)
Research tax credit	5,702	7,228	9,217
Other tax claims	2,550	2,618	5,258
Other receivables	1,409	1,883	1,192
Prepaid expenses	1,850	2,725	2,054

Total	11,512	14,454	17,721

The other tax debt claims are primarily related to the deductible VAT as well as the reimbursement of VAT that has been requested.

Prepaid expenses are comprised primarily of rental and insurance expenses, as well as legal and scientific consulting fees.

As of December 31,2016, and 2017, prepaid expenses also included upfront payments, which are recognized over the term of the ongoing clinical studies.

Research Tax Credit

The Company benefits from the provisions in Articles 244 quater B and 49 septies F of the French Tax Code related to the Research Tax Credit. In compliance with the principles described in Note 3.12, the Research Tax Credit is posted to the accounts as “Other Income” in the Consolidated Statements of (Loss) during the year with which the eligible research expenditures are associated.

The changes in this Research Tax Credit over the last three years are presented as follows:

thousands of Euros
Opening Balance Sheet Receivable as of January 1, 2015	4,340
+ Other income	5,702
- Payment received	(4,322)
- Adjustment	(18)

Closing Balance Sheet Receivable as of December 31, 2015	5,702

thousands of Euros
Opening Balance Sheet Receivable as of January 1, 2016	5,702
+ Other income	7,228
- Payment received	(5,702)
- Adjustment	—

Closing Balance Sheet Receivable as of December 31, 2016	7,228

thousands of Euros
Opening Balance Sheet Receivable as of January 1, 2017	7,228
+ Other income	9,217
- Payment received	(7,341)
- Adjustment	113

Closing Balance Sheet Receivable as of December 31, 2017	9,217

The adjustments to the amount of the receivable in 2015 reflect the penalties related to the tax inspection of the 2014 Research Tax Credit that occurred in 2015.

Following a tax inspection led by the French tax authorities during fiscal years 2012, 2013 and 2014, on July 4, 2016, the Company received a tax reassessment notification primarily affecting the Research Tax Credit. The proposed adjustment amounted to €0.9 million. After examination, the Research Tax Credit Advisory Committee (“Comité consultatif du credit d’impôt pour dépenses de recherche”) confirmed the reassessment in a decision sent to the Company on July 6, 2017. The tax administration therefore maintained the tax reassessment. In December 2017, the Company appealed to a higher tax authority, which is the last resort before potential litigation. However, the probability of obtaining tax relief is considered very low. As a result, a provision has been recorded in the consolidated financial statement as of December 31, 2017.